Note 24 - Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	December 31,	December 31,
	2025	2024
	Shares	Shares
Authorized shares of $0.002 each
Ordinary shares	750,000	—
Class A common shares	—	500,000
Class B preference shares	—	125,000
Class C common shares	—	125,000
Total	750,000	750,000
	December 31,	December 31,
	2025	2025
	Shares	$'s
Issued and fully paid - Ordinary shares
As of December 31, 2024 (post-Reverse Stock Split)	113,215	$3,821,537
Conversion of Class B Preference shares	2,736	66,278
Conversion of Bullish Global shares	233	8,622
Issuance of Ordinary shares in connection with initial public offering during the period	34,500	1,209,194
Exercise of options	115	3,087
Restricted Stock Units vested and converted to Ordinary shares	35	1,345
As of December 31, 2025	150,834	$5,110,063